                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Societe Generale Asset Management Corp.
Address: 1221 Avenue of the Americas
                  New York, NY  10020

13F File Number:  28-4488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip J. Bafundo
Title:   Treasurer and Secretary
Phone:   212-278-5853
Signature, Place, and Date of Signing:

         Philip J. Bafundo          New York, New York        May 17, 1999


Report Type (Check only one.):

[x]      13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     113

Form 13F Information Table Value Total:     $666,207


List of Other Included Managers:

No.      13F File Number   Name

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- X$1000  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D A.T. Cross Company Inc.        CL 'A'           227478104 1463     200000           DEFINED                     200000
D Adolph Coors Company           Class B          217016104 4050     75000            DEFINED                     75000
D Agnico Eagle Mines Ltd.        Srnt Conv 3.5%04 008474AA6 2019     3050000          DEFINED                     3050000
D Air & Water Technologies Corp. Sub Deb CV 8%15  009058AA6 10400    12174000         DEFINED                     12174000
D Alico, Inc.                    Com              016230104 4708     308625           DEFINED                     308625           "
D Allen Organ Company            Cl  B            017753104 7929     208647           DEFINED                     208647
D AMR Corp.                      Com              001765106 2050     35000            DEFINED                     35000
D Anglogold Ltd                  Sponsored ADR    035128206 604      30000            DEFINED                     30000
D Applied Pwr Inc                Cl A             038225108 3406     125000           DEFINED                     125000
D Archstone Cmntys Tr            Sh Ben Int       039581103 11208    556895           DEFINED                     556895
D Aydin Corporation              Com              054681101 2638     200000           DEFINED                     200000
D Baldwin Piano and Organ Compan Com              058246109 1418     177300           DEFINED                     177300
D Banco Latinoamericano de Expor No Par Common    P16994132 13056    503000           DEFINED                     503000
D Bandag Inc.                    CL 'A'           059815308 7905     330000           DEFINED                     330000
D Battle Mtn Gold Co             Com              071593107 454      165000           DEFINED                     165000
D BEI Med Sys Inc.               Com              05538E109 600      400000           DEFINED                     400000
D BEI Technologies Inc.          Com              05538P104 3709     345000           DEFINED                     345000
D Blount International Inc.      CL 'A'           095177101 9962     345000           DEFINED                     345000
D Borg Warner Sec Corp.          Com              099733107 3552     210000           DEFINED                     210000
D Burlington Northern Santa Fe I Com              12189T104 1808     55000            DEFINED                     55000
D Burlington Resources Inc.      Com              122014103 5791     145000           DEFINED                     145000
D Canadian Pacific Ltd.          Com              135923100 21753    1118500          DEFINED                     1118500
D Catellus Development Corp.     Com              149111106 7682     575000           DEFINED                     575000
D Catskill Financial Corp.       Com              149348104 304      20000            DEFINED                     20000
D Chemed Corp.                   Com              163596109 232      9000             DEFINED                     9000
D Coeur D'Alene Mines Corp. Idah Sd Conv 6.375%04 192108AE8 3533     6000000          DEFINED                     6000000
D Crescent Oper Inc.             Com              22575M100 7        2000             DEFINED                     2000
D Crescent Real Estate Equities  Com              225756105 13852    645000           DEFINED                     645000
D Danka Business Sys Plc         Subnt Cv 6.75%02 236277AB5 5532     10685000         DEFINED                     10685000
D Deere & Company                Com              244199105 2897     75000            DEFINED                     75000
D Deltic Timber Corp.            Com              247850100 3684     155000           DEFINED                     155000
D Dole Food Company              Com              256605106 24439    822000           DEFINED                     822000
D Driefontein ADR                Sponsored ADR    262026503 3000     750000           DEFINED                     750000
D East Texas Financial Services  Com              275572105 1403     127500           DEFINED                     127500
D Ensco International, Inc.      Com              26874Q100 4852     364525           DEFINED                     364525           "
D Espirito Santo ADR             Sponsored ADR    29665F200 5279     335000           DEFINED                     335000
D Evans & Sutherland Computer Cp Sub Deb CV 6%12  299096AA5 4055     4450000          DEFINED                     4450000
D Evans & Sutherland Computer Cp Com              299096107 4144     338000           DEFINED                     338000
D Florida East Coast Industries  Com              340632108 1647     55000            DEFINED                     55000
D Franklin Elec Inc.             Com              353514102 658      10000            DEFINED                     10000
D Freeport McMoran Copper & Gold Pfd.  'B' Series 35671D600 9867     644400           DEFINED                     644400
D Freeport McMoran Copper & Gold Pfd. 'C' Series  35671D881 12298    946000           DEFINED                     946000
D Freeport McMoran Copper & Gold Pfd 'D' Series   35671D865 11439    879300           DEFINED                     879300
D Fuji Photo Film Ltd.           ADR 2 Ord        359586302 1419     37500            DEFINED                     37500
D Furniture Brands International Com              360921100 3319     150000           DEFINED                     150000
D G.C. Companies, Inc.           Com              36155Q109 11689    370000           DEFINED                     370000           "
D Georgia Pacific Corp. Timber G Com-Timber Grp   373298702 5048     225000           DEFINED                     225000
D Greif Bros. Corp.              Class 'A'        397624107 14822    667000           DEFINED                     667000
D Hearst-Argyle Television Inc.  Com              422317107 2463     100000           DEFINED                     100000
D Halter Marine Group Inc.       SR SB NTC4.5%04  40642YAC9 2204     4220000          DEFINED                     4220000
D Hancock Fabrics Inc.           Com              409900107 6029     950000           DEFINED                     950000
D Heartland Express, Inc.        Com              422347104 1754     115468           DEFINED                     115468           "
D Hitachi Ltd. - ADR             ADR 10 Com       433578507 3240     45000            DEFINED                     45000
D Home Stake Oil & Gas Co.       Com              437356108 986      250241           DEFINED                     250241
D Homestake Mining Company       Com              437614100 4026     470000           DEFINED                     470000
D Idacorp. Inc.                  Com              451107106 1909     65000            DEFINED                     65000
D Integrity Inc.                 CL 'A'           45813H104 760      217000           DEFINED                     217000
D Jostens, Inc.                  Com              481088102 3506     165000           DEFINED                     165000           "
D Justin Inds Inc                Com              482171105 2365     215000           DEFINED                     215000
D Kaiser Ventures, Inc.          Com              483100103 5219     500000           DEFINED                     500000           "
D Kaneb Services, Inc.           Com              484170105 5858     1440000          DEFINED                     1440000          "
D Kinross Gold Corp.             Com              496902107 315      150000           DEFINED                     150000
D Lawter International Inc.      Com              520786104 17846    2551000          DEFINED                     2551000
D Leucadia National Co.          Com              527288104 4677     155000           DEFINED                     155000
D Longview Fibre Company         Com              543213102 5781     500000           DEFINED                     500000
D Manpower Inc.                  Com              56418H100 40837    1752500          DEFINED                     1752500
D Midamerican Energy Hldgs New   Com              59562V107 5600     200000           DEFINED                     200000
D Meridan Gold Inc.              Com              589975101 3603     625000           DEFINED                     625000
D MFRI, Inc.                     Com              552721102 352      112500           DEFINED                     112500           "
D Minorco - ADR                  Sponsored ADR    604340307 9180     540000           DEFINED                     540000
D Miramar Mining Corp.           Com              60466E100 76       100000           DEFINED                     100000
D Monsanto Co                    Com              611662107 4594     100000           DEFINED                     100000
D Murphy Oil Corporation         Com              626717102 12545    302000           DEFINED                     302000
D NCR Corp New                   Com              62886E108 21892    438000           DEFINED                     438000
D Newmont Mining Corp.           Com              651639106 6716     385000           DEFINED                     385000
D Nine West Group Inc.           Sub Nt Cv 144A03 65440DAA0 4738     5000000          DEFINED                     5000000
D North European Oil Royalty Tru Sh Ben Int       659310106 5885     440000           DEFINED                     440000
D Novacare Corp.                 Sb Deb Cv 5.5%00 669930AA7 709      1000000          DEFINED                     1000000
D Patina Oil & Gas Corp          Pfd CV 7.125%    703224204 1444     75000            DEFINED                     75000
D Koninklijke Philips Electrs NV Sponsored ADR    500472105 7832     95000            DEFINED                     95000
D Placer Dome Inc.               Com              725906101 1902     170000           DEFINED                     170000
D Plum Creek Timber Company, L.P Depositary Unt   729237107 2110     74000            DEFINED                     74000            "
D Polaroid Corporation           Com              731095105 4047     200000           DEFINED                     200000
D Price Enterprises, Inc.        Com              741444202 229      41197            DEFINED                     41197            "
D Prologis Trust                 Pfd CV SBI B     743410300 1272     50000            DEFINED                     50000
D Quinenco S A                   Sponsored ADR    748718103 4406     443400           DEFINED                     443400
D Rayonier Inc.                  Com              754907103 29256    730000           DEFINED                     730000
D Regency Realty Corp.           Com              758939102 3708     197739           DEFINED                     197739
D Reynolds Metal Company         Com              761763101 2416     50000            DEFINED                     50000
D Rowan Cos., Inc.               Com              779382100 4644     366000           DEFINED                     366000           "
D San Juan Basin Royalty Trust   Units Beneficial 798241105 25955    3955000          DEFINED                     3955000
D Scandinavian Broadcasting Syst SB DB CV 7.25%05 805906AA2 16130    14125000         DEFINED                     14125000
D Scott Technologies Inc.        Com              810022301 6262     360000           DEFINED                     360000
D Sealed Air Corp.               Pfd CV A $2      81211K209 1980     40000            DEFINED                     40000
D Security Capital Group Inc     Cl B             81413P204 3925     293450           DEFINED                     293450
D St. Helena Gold Mines Ltd.- AD ADR              789670205 1264     532250           DEFINED                     532250
D St. John Knits, Inc.           Com              790289102 4879     185000           DEFINED                     185000           "
D Sturm, Ruger & Co.             Com              864159108 6013     600000           DEFINED                     600000           "
D Tejon Ranch Co. Del            Com              879080109 1422     85000            DEFINED                     85000
D Tennant Company                Com              880345103 2398     70000            DEFINED                     70000
D The Manitowac Company Inc.     Com              563571108 3978     95000            DEFINED                     95000
D The Montana Power Company      Com              612085100 4414     60000            DEFINED                     60000
D The Topps Corporation          Com              890786106 3063     700000           DEFINED                     700000
D UCAR Intl Inc.                 Com              90262K109 7063     500000           DEFINED                     500000
D Unifirst Corp.                 Com              904708104 16275    770000           DEFINED                     770000
D US Satellite Broadcasting      Cl A             912534104 8133     475000           DEFINED                     475000
D Wang Labs Inc New              Com              93369N109 3925     200000           DEFINED                     200000
D Waste Mgmt Inc. Del            Com              94106L109 244      5500             DEFINED                     5500
D WD-40 Co.                      Com              929236107 413      15000            DEFINED                     15000
D Weatherford Intl Inc.          Com              947074100 5006     190000           DEFINED                     190000
D Weston, Roy F. Inc.            Sub Deb Cnv 7%02 961137AA4 1505     1610000          DEFINED                     1610000          "
D Weyco Group Inc.               Com              962149100 3434     143088           DEFINED                     143088
D Woodward Governor Company      Com              980745103 12011    482500           DEFINED                     482500